STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

NOTE 6 – STOCK BASED COMPENSATION

In March 2022, the Board of Directors of the Company approved the Amended and Restated Equity Incentive Plan (the “Amended Plan”), which was approved by the shareholders at the Company’s Annual General Meeting of Shareholders held on April 12, 2022. The Amended Plan increased the number of ordinary shares reserved for issuance under such equity incentive plan to 15% of the Company’s outstanding ordinary shares on a fully-diluted basis, or 281,532 ordinary shares represented by 281,532 ADSs as of September 30, 2023. Under the Amended Plan, the Company may grant options to its directors, officers, employees, consultants, advisers and service providers. As of September 30, 2023, 254,865 ADSs remained available for grant under the Amended Plan.

The following table summarizes stock-based activities under the Amended Plan:

		Weighted	Weighted
		Average	Average
	ADS Underlying	Exercise	Contractual
	Options	Price	Terms
Outstanding at December 31, 2022	25,595	$210.00	9.28
Granted	1,071	$210.00
Forfeited/Cancelled	—	$—
Outstanding at September 30, 2023	26,666	$210.00	8.64

Exercisable options at September 30, 2023	7,381	$210.00	8.57

The intrinsic value of outstanding options at September 30, 2023 was $0.

Stock based compensation expense was approximately $269,000 ($34,000 included in research and development expense and $235,000 included in general and administrative expenses) in the three months ended September 30, 2023 and approximately $794,000 ($103,000 included in research and development expense and $691,000 included in general and administrative expenses) in the nine months ended September 30, 2023.

Stock based compensation expense was approximately $267,000 ($35,000 included in research and development expense and $232,000 included in general and administrative expenses) in the three months ended September 30, 2022 and approximately $497,000 ($65,000 included in research and development expense and $432,000 included in general and administrative expenses) in the nine months ended September 30, 2022.

At September 30, 2023, the total unrecognized compensation expense related to non-vested options was approximately $2,413,000 and is expected to be recognized over the remaining weighted average service period of approximately 2.33 years.

NOTE 7 – STOCK BASED COMPENSATION

In March 2022, the Board of Directors of the Company approved the Amended and Restated Equity Incentive Plan (the “Amended Plan”) which increased the number of ordinary shares reserved for issuance under such equity incentive plan to 15% of the Company’s outstanding ordinary shares on a fully-diluted basis, or 106,532 ordinary shares, represented by 106,532 ADSs as of December 31, 2022. Under the Amended Plan, the Company may grant options to its directors, officers, employees, consultants, advisers and service providers. The Amended Plan was approved by the shareholders at the Company’s Annual General Meeting of Shareholders held on April 12, 2022.

On April 12, 2022, the Company granted options to acquire 25,595 ordinary shares, represented by 25,595 ADSs, at $210 per share to management, directors and employees and 80,937 shares remained available for issuance as of December 31, 2022. Such options vest over a three or four year period. There were no further grants during the year ended December 31, 2022.

The following table summarizes stock-based activities under the Amended Plan:

		Weighted	Weighted
		Average	Average
	ADS Underlying	Exercise	Contractual
	Options	Price	Terms
Outstanding at December 31, 2021	479	$7,640.88	0.33
Granted	25,595	$210.00
Forfeited/Cancelled	(479)	$7,640.00
Outstanding at December 31, 2022	25,595	$210.00	9.28

Exercisable options at December 31, 2022	—	$—	—

The intrinsic value of outstanding options at December 31, 2022 was $0.

Stock options granted during the year ended December 31, 2022 were valued using the Black-Scholes option-pricing model with the following weighted average assumptions:

December 31,
2022
Expected volatility	106.0%
Risk-free interest rate	2.7%
Expected dividend yield	0.0%
Expected life of options in years	6.9
Exercise Price	$210.00
Fair value of ADS	$184.56
Estimated fair value of option	$155.04

Stock based compensation expense was approximately $764,000 ($100,000 included in research and development expense and $664,000 included in general and administrative expenses) in the year ended December 31, 2022. There was no stock-based compensation in the year ended December 31, 2021.

At December 31, 2022, the total unrecognized compensation expense related to non-vested options was approximately $3,205,000 and is expected to be recognized over the remaining weighted average service period of approximately 3.07 years.